UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 91.5%
Argentina 0.4%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	39,911	$997,775
MercadoLibre Inc.	Internet Software & Services	22,600	4,180,322
			5,178,097
Belgium 1.3%
Anheuser-Busch InBev SA/NV	Beverages	138,428	18,138,925

Brazil 1.9%
CETIP SA - Mercados Organizados	Capital Markets	564,300	7,444,829
M Dias Branco SA	Food Products	251,500	10,283,782
Mahle-Metal Leve SA	Auto Components	550,300	3,928,054
Totvs SA	Software	448,300	4,190,313
			25,846,978
Cambodia 1.0%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	20,778,000	13,662,071

China 21.7%
[b]Alibaba Group Holding Ltd., ADR	Internet Software & Services	198,810	21,032,110
[b]Baidu Inc., ADR	Internet Software & Services	145,685	26,524,868
Beijing Capital Land Ltd., H	Real Estate Management &
	Development	2,070,200	848,754
Bloomage Biotechnology Corp. Ltd.	Chemicals	3,123,000	5,266,503
Brilliance China Automotive Holdings Ltd.	Automobiles	37,682,400	42,266,902
China Life Insurance Co. Ltd., H	Insurance	4,762,000	12,278,971
China Mobile Ltd.	Wireless Telecommunication
	Services	2,678,859	32,413,560
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	37,766,392	27,510,377
COSCO Shipping Ports Ltd.	Transportation Infrastructure	4,236,900	4,342,681
CPMC Holdings Ltd.	Containers & Packaging	2,308,300	1,160,645
Dah Chong Hong Holdings Ltd.	Distributors	7,473,500	3,015,859
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	3,524,260	3,224,698
[b]JD.com Inc., ADR	Internet & Catalog Retail	152,081	3,967,793
[b]Leju Holdings Ltd., ADR	Internet Software & Services	123,741	660,777
NetEase Inc., ADR	Internet Software & Services	78,200	18,828,996
Ping An Insurance Group Co. of China Ltd., A	Insurance	1,331,055	6,815,283
Poly Culture Group Corp. Ltd., H	Media	984,800	2,545,687
Tencent Holdings Ltd.	Internet Software & Services	2,775,195	76,210,658
Uni-President China Holdings Ltd.	Food Products	14,321,600	10,155,395
Weifu High-Technology Co. Ltd., B	Auto Components	949,011	2,083,668
			301,154,185
Czech Republic 0.2%
[b]Moneta Money Bank AS	Banks	1,049,700	3,344,162

Hong Kong 3.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,883,262	13,371,160
Luk Fook Holdings (International) Ltd.	Specialty Retail	604,184	1,480,013
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	11,205,000	19,444,623
Sands China Ltd.	Hotels, Restaurants & Leisure	3,472,800	15,066,329
			49,362,125
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	691,079	14,046,526

India 8.4%
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	197,008	5,652,446
Biocon Ltd.	Biotechnology	1,682,567	23,599,178
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	362,489	5,029,426
ICICI Bank Ltd.	Banks	6,611,140	25,046,411
Infosys Ltd.	IT Services	785,070	12,220,790
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	2,891,700	11,150,765

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Developing Markets Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	887,400	14,449,029
Tata Chemicals Ltd.	Chemicals	952,500	7,507,640
Tata Consultancy Services Ltd.	IT Services	175,367	6,404,825
Tata Motors Ltd., A	Automobiles	1,094,090	5,597,323
			116,657,833
Indonesia 3.1%
Astra International Tbk PT	Automobiles	41,999,100	26,549,121
Bank Danamon Indonesia Tbk PT	Banks	24,485,600	7,598,397
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,931,200	9,233,401
			43,380,919
Kenya 0.4%
Equity Group Holdings Ltd.	Banks	15,975,300	5,125,343

Mexico 0.6%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	340,100	3,890,744
Nemak SAB de CV	Auto Components	3,809,643	4,194,841
[b]Telesites SAB de CV	Diversified Telecommunication
	Services	340,100	192,068
			8,277,653
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	665,579	317,083

Pakistan 1.0%
Habib Bank Ltd.	Banks	6,640,200	14,042,239

Peru 0.1%
[b]Compania de Minas Buenaventura SA, ADR	Metals & Mining	117,700	1,628,968

Philippines 0.4%
BDO Unibank Inc.	Banks	1,176,300	2,674,240
[b]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	34,867,100	3,292,005
			5,966,245
Russia 4.6%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	582,446	2,452,098
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	181,362	8,830,516
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	169,450	8,250,520
[a,b]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	773,728	13,571,189
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	1,107,500	17,697,850
[b]Yandex NV, A	Internet Software & Services	600,167	12,633,515
			63,435,688
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	109,798	1,239,395

South Africa 8.0%
Massmart Holdings Ltd.	Food & Staples Retailing	762,120	6,597,482
MTN Group Ltd.	Wireless Telecommunication
	Services	1,160,761	9,942,608
Naspers Ltd., N	Media	422,559	73,191,176
Remgro Ltd.	Diversified Financial Services	2,646,388	22,150,690
			111,881,956
South Korea 14.5%
Daelim Industrial Co. Ltd.	Construction & Engineering	216,385	16,299,633
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	143,527	12,441,654
Hankook Tire Co. Ltd.	Auto Components	89,556	4,833,673
Hanon Systems	Auto Components	780,309	8,791,935
Hite Jinro Co. Ltd.	Beverages	200,600	4,110,301
Hyundai Development Co-Engineering & Construction	Construction & Engineering	590,234	27,512,986
Hyundai Wia Corp.	Auto Components	73,089	5,751,300
iMarketkorea Inc.	Trading Companies & Distributors	281,660	3,288,701
Interpark Holdings Corp.	Internet & Catalog Retail	613,554	2,815,401
KT Skylife Co. Ltd.	Media	758,178	11,022,683
POSCO	Metals & Mining	12,300	2,537,039

Templeton Developing Markets Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	54,792	79,559,138
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	542,120	19,802,391
Youngone Corp.	Textiles, Apparel & Luxury Goods	88,180	2,968,619
			201,735,454
Taiwan 10.1%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	1,232,000	10,020,902
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	10,932,240	27,602,255
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	58,000	7,006,935
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	3,956,300	10,191,370
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	14,769,000	86,143,453
			140,964,915
Thailand 4.0%
Kasikornbank PCL, fgn.	Banks	2,502,700	13,566,240
Kiatnakin Bank PCL, fgn.	Banks	4,178,300	6,402,136
Land and Houses PCL, fgn.	Real Estate Management &
	Development	20,067,600	5,627,514
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,418,700	5,663,912
Siam Commercial Bank PCL, fgn.	Banks	1,268,000	5,425,383
Thai Beverage PCL, fgn.	Beverages	27,233,500	19,375,455
			56,060,640
United Kingdom 4.4%
Unilever PLC	Personal Products	1,292,804	61,265,628
United States 0.7%
[b]IMAX Corp.	Media	321,887	9,325,066

Total Common Stocks (Cost $1,080,861,294)			1,272,038,094
Participatory Notes 1.3%
Saudi Arabia 1.3%
[b]Deutsche Bank AG/London, Samba Financial Group, 8/03/20	Banks	613,570	2,886,523
HSBC Bank PLC,
[b]Saudi Basic Industries Corp., 1/22/18	Chemicals	717,759	15,544,191
[c]Savola Al-Azizia United Co., 144A, 2/06/17	Food Products	8,500	72,046
Total Participatory Notes (Cost $19,143,300)			18,502,760
Preferred Stocks 4.6%
Brazil 4.6%
[d]Banco Bradesco SA, 3.835%, ADR, pfd.	Banks	2,466,168	22,368,144
[d]Itau Unibanco Holding SA, 3.569%, ADR, pfd.	Banks	7,449,042	40,746,259
Total Preferred Stocks (Cost $43,299,213)			63,114,403
Total Investments before Short Term Investments (Cost $1,143,303,807)			1,353,655,257

Short Term Investments (Cost $41,771,979) 3.0%
Money Market Funds 3.0%
United States 3.0%
[b,e]Institutional Fiduciary Trust Money Market Portfolio		41,771,979	41,771,979

Total Investments (Cost $1,185,075,786) 100.4%			1,395,427,236
Other Assets, less Liabilities (0.4)%			(5,698,504)
Net Assets 100.0%			$1,389,728,732

Templeton Developing Markets Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2016, the aggregate value of these securities was $14,568,964, representing 1.1% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
September 30, 2016, the value of this security was $72,046, representing less than 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Developing Markets Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective May 13, 2016, Templeton BRIC Fund, reorganized with and into Templeton Developing Markets Trust.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,220,240,387

Unrealized appreciation	$279,475,280
Unrealized depreciation	(104,288,431)
Net unrealized appreciation (depreciation)	$175,186,849

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	94,678,611	196,460,016	(249,366,648)	41,771,979	$41,771,979	$	- $ -	0.3%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$34,455,224	$28,980,464	$-	$63,435,688
All Other Equity Investments[b]	1,271,716,809	-	-	1,271,716,809
Participatory Notes	-	18,502,760	-	18,502,760
Short Term Investments	41,771,979	-	-	41,771,979
Total Investments in Securities	$1,347,944,012	$47,483,224	$-	$1,395,427,236

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

    Date November 25, 2016

By /s/Mark H. Otani

    Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

    Date November 25, 2016